Income Taxes - Reconciliation of Total Tax Expense (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of total tax expense
Change in valuation allowance	$ (41,870)	$ (14,922)	$ (93,358)
Differences in tax rates	(3,288)	14,177	138,865
Effect of permanent differences	2	40	21,317
Adjustments in respect to current income tax of previous years	(766)	281	0
Effect of exchange rate differences	(3,318)	1,465	(65,472)
Withholding tax	26,132	19,395	11,445
Loss of tax loss carry forward because of liquidation	50,536	0	0
Total	$ 27,428	$ 20,436	$ 12,797